Contract Liability - Schedule of Contract Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Contract Liability [Abstract]
Advance from customers	$ 1,712	$ 65,073
Total contract liabilities	1,712	65,073
Balance at the beginning of the year	65,073
Cash received in advance	24,043	65,073
Revenue recognized from operating balance of deferred revenue	(65,073)
Revenue recognized from contract liabilities arising during the year	(22,331)
Balance at the end of the year	$ 1,712	$ 65,073